Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)		12 Months Ended
		Jun. 30, 2019 shares	Jun. 30, 2018 shares		Jun. 30, 2017 shares
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		21,481,457	10,881,194		3,431,373
Balance at end of the end year Number		21,505,797	21,481,457		10,881,194
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		45	45		150
Received during the year on the exercise of options		0	0		0
Other changes during the year					(105)
Balance at end of the end year Number		45	45		45
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		103,372,923	73,553,401		57,687,280
Received during the year on the exercise of performance rights		46,642,327	54,825,086		16,573,529
Received during the year on the exercise of options		0	0		0
Other changes during the year		(4,957,550)	(25,005,564)		(707,408)
Balance at end of the end year Number		145,057,700	103,372,923		73,553,401
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Received during the year on the exercise of performance rights		2,500,000
Received during the year on the exercise of options		0	0		0
Balance at end of the end year Number		2,500,000
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		9,534,837	6,862,744		4,289,215
Received during the year on the exercise of performance rights		2,736,367	2,672,093		2,573,529
Received during the year on the exercise of options		0	0		0
Balance at end of the end year Number		12,271,204	9,534,837		6,862,744
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		45	45		150
Received during the year on the exercise of options		0	0		0
Other changes during the year					(105)
Balance at end of the end year Number		45	45		45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		41,605,293	18,271,960		11,605,293
Received during the year on the exercise of performance rights		16,666,667	23,333,333		6,666,667
Received during the year on the exercise of options		0	0		0
Balance at end of the end year Number		58,271,960	41,605,293		18,271,960
Mr Grant Chamberlain [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Received during the year on the exercise of performance rights		4,739,293
Received during the year on the exercise of options		0	0
Balance at end of the end year Number		4,739,293
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		19,768,418	8,243,572		4,950,980
Received during the year on the exercise of performance rights		8,333,333	12,333,334		4,000,000
Received during the year on the exercise of options		0	0		0
Other changes during the year		(4,957,550)	(808,488)		(707,408)
Balance at end of the end year Number		23,144,201	19,768,418		8,243,572
Dr Frederic Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year		32,464,375	15,978,049		12,644,716
Received during the year on the exercise of performance rights		11,666,667	16,486,326		3,333,333
Received during the year on the exercise of options		0	0		0
Balance at end of the end year Number		44,131,042	32,464,375		15,978,049
Ms Lucy Turnbull A O [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year			20,359,576	[1]	20,359,576
Received during the year on the exercise of options			0	[1]	0
Other changes during the year	[1]		(20,359,576)
Balance at end of the end year Number	[1]				20,359,576
Mr Albert Wong [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the year			3,837,500	[1]	3,837,500
Received during the year on the exercise of options			0	[1]	0
Other changes during the year	[1]		(3,837,500)
Balance at end of the end year Number	[1]				3,837,500

[1]	At the date of resignation, the shareholding balance for Ms Lucy Turnbull and Mr Albert Wong are 20,359,576 shares and 3,837,500 shares respectively. The changes during the year is not the actual disposal of the shares. It represents derecognition due to the fact that they ceased to be directors of the company.